Other Non-current Liabilities - Summary of Other Non-current Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other non-current liabilities [abstract]
Unredeemed credits under the frequent flyer award programs	¥ 1,750	¥ 1,602	¥ 1,745
Long-term payables	204	193
Others	0	29
Other non-current liabilities	¥ 1,954	¥ 1,824